Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 106,036	$ 99,267
Restricted cash	0	31,776
Accounts receivable	8,649	8,068
Prepaid expenses and other current assets	18,840	8,718
Total Current Assets	133,525	147,829
Property and Equipment, Net ($258,334 and $161,430 not subject to amortization at 2011 and 2010, respectively)	549,196	364,677
Goodwill	211,886	211,886
Other Assets	30,384	25,895
Total Assets	924,991	750,287
Current Liabilities:
Accounts payable	62,275	32,442
Current maturities of debt	12,350	21,600
Accrued expenses and other	20,549	22,642
Total Current Liabilities	95,174	76,684
Long-Term Debt	455,028	323,706
Deferred Taxes	115,759	77,200
Other Liabilities	61,248	64,927
Total Liabilities	727,209	542,517
Commitments and Contingencies
Convertible Preferred Stock
Face value (liquidation preference)	37,000	45,000
Net non-cash premiums under fair value accounting on redemption	6,703	8,152
Total Series C Convertible Preferred Stock	43,703	53,152
Stockholders Equity:
Series B preferred stock - Liquidation preference: $3,430 and $3,273 at 2011 and 2010, respectively)	0	0
Common stock; shares issued and outstanding - 37,663 and 24,784 shares at 2011 and 2010, respectively	38	25
Additional paid-in capital	420,412	287,995
Treasury stock, at cost - 72 and 72 shares at 2011 and 2010, respectively	(587)	(587)
Accumulated deficit	(265,784)	(132,815)
Total Stockholders Equity	154,079	154,618
Total Liabilities and Stockholders Equity	$ 924,991	$ 750,287